INVESTMENT IN ASSOCIATE (Details 3) $ in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Sep. 30, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Balance-beginning of period		$ 222,247	$ 222,247		$ 229,761
Share issue proceeds			4,292		4,549
Net loss			(18,141)		(30,077)
Balance-end of period			210,149		$ 222,247
Investment in GoviEx			0				$ 5,582	$ 5,305
GoviEx
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Balance-beginning of period	$ 28,917			$ 23,604
Share issue proceeds	2,474			6,654
Contributed surplus change	86			74
Share-based payment reserve change	480			477
Net loss	(3,202)			(1,892)
Balance-end of period	$ 28,755			$ 28,917
Denison ownership interest	15.39%	15.39%		16.21%	16.21%
Denison share of net assets of GoviEx	$ 4,425			$ 4,687
Other adjustments	(343)			(283)
Investment in GoviEx - USD	$ 4,082			$ 4,404
At historical exchange rate	1.2631	1.2631		1.2675	1.2675
Investment in GoviEx			$ 0			$ 5,156	$ 5,582	$ 5,305